Significant Accounting Policies and Recent Accounting Pronouncements, textuals (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Property, Plant and Equipment [Line Items]
Impairment of Long-Lived Assets Held-for-use	$ 438,911
Restricted Cash and Cash Equivalents, Noncurrent	25,582	$ 23,000
Receivables [Abstract]
Provision for Doubtful Accounts	0	0
Provision For Loan And Lease Losses [Abstract]
Provision For Loan Losses Expensed	$ 0	0
Property Plant And Equipment Impairment Or Disposal [Abstract]
Time charter equivalent rate assumed for asset impairment	10 year average of historical 1 year time charter rates. During the last quarter of 2017, the Company’s management considered various factors, including the recovery of the market, the worldwide demand for dry-bulk products, supply of tonnage and order book and concluded that the charter rates for the years 2008-2010 are extraordinary. In this respect the Company’s management decided to exclude from the 10-year average of 1 year time charters these three years for which the rates were well above the average and which were not considered sustainable for the foreseeable future.
Number of Reportable Segments	1
Cash Guarantee [Member]
Property, Plant and Equipment [Line Items]
Restricted Cash and Cash Equivalents, Noncurrent	$ 582
Diana Containerships Inc [Member] | Loan Receivable Refinance [Member]
Property, Plant and Equipment [Line Items]
Interest-bearing discount premium payable on the termination date	5,000
Drybulkers [Member]
Property, Plant and Equipment [Line Items]
Impairment of Long-Lived Assets Held-for-use		0	$ 0
Building [Member]
Property, Plant and Equipment [Line Items]
Impairment of Long-Lived Assets Held-for-use	$ 0	$ 0	$ 0